Long-Term Rental Prepayment (Details) K in Thousands, $ in Thousands		12 Months Ended
	Mar. 29, 2019	Mar. 31, 2020 USD ($)	Mar. 31, 2020 MMK (K)	Mar. 31, 2019 USD ($)
Long-Term Rental Prepayment (Textual)
Long-term rental prepayment				$ 871
Konig Company [Member]
Long-Term Rental Prepayment (Textual)
Rental agreement, description		Approximately 12 years of rental payments. Upon application of Topic 842, the current and non-current portion of rental prepayment as of April 1, 2019 for $79 and $871 respectively were reclassified to ROU assets.	Approximately 12 years of rental payments. Upon application of Topic 842, the current and non-current portion of rental prepayment as of April 1, 2019 for $79 and $871 respectively were reclassified to ROU assets.
Prepaid rent		$ 950
Rental Agreement [Member]
Long-Term Rental Prepayment (Textual)
Rental agreement, description	Company have entered into a 50-year rental agreement for a manufacturing complex in Yangon, Myanmar (the "New Facility").
Kayser Myanmar [Member]
Long-Term Rental Prepayment (Textual)
Non-controlling interest		16.00%
Rental agreement, description		The lease for the New Facility has a term of 50 years, Kayser Myanmar has the option to extend the lease term for two consecutive 10-year terms on the same terms and conditions as in effect for the initial 50-year period.	The lease for the New Facility has a term of 50 years, Kayser Myanmar has the option to extend the lease term for two consecutive 10-year terms on the same terms and conditions as in effect for the initial 50-year period.
Monthly lease payment		$ 7,200
Kayser Myanmar [Member] | Myanmar Kyat [Member]
Long-Term Rental Prepayment (Textual)
Monthly lease payment | K			K 10,000